Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$25,527,210	$19,764,569
Research and development tax credit carryforward	3,870,460	2,202,603
Stock-based compensation expense	552,886	330,553
Accrued expenses	29,728	663,211
Total deferred tax assets	29,980,284	22,960,936
Deferred tax liabilities
Depreciation	45,122	51,466
Net deferred tax assets	29,935,162	22,909,470
Valuation allowance	(29,935,162)	(22,909,470)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2023	2022
U.S. federal statutory rate applied to pretax loss	21.0%	21.0%
State income tax (benefit)	3.9	3.9
Permanent differences	(0.0)	(0.0)
NOL carryforward expiration	(4.3)	(15.6)
R&D tax credits, net of expiration	6.4	4.6
Change in valuation allowance and other adjustments	(27.0)	(13.9)
Effective tax rate	0.0%	0.0%